CONVERTIBLE PREFERRED STOCK (Details Narrative) (USD $)	1 Months Ended		7 Months Ended	12 Months Ended				60 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012
Equity [Abstract]
Preferred Stock Conversion Rate, Par Value				$ 0.40	$ 0.10
Issuance of preferred stock, shares							193,750
Issuance of preferred stock, par value							$ 0.40
Fair Value of Warrants					$ 314,835	$ 3,680	$ 52,665
Contractual Life					7 years	7 years	7 years
Volatility rate, low					62.70%	84.20%	83.50%
Volatility rate, high					77.80%	84.90%	85.40%
Risk Free Interest Rate, low					0.90%	1.90%	2.80%
Risk Free Interest Rate, high					2.90%	2.00%	3.60%
Options to purchase Series B Preferred shares	1,200,000	1,248,000
Vesting Period	4 years
Sale Period	2 years
Series B Preferred shares conversion to Common Stock	50
Fair Value of Warrant Liability			283,931	232,990	283,931			232,990
Change in Fair Value of Warrant Liability			$ 35,319	$ 48,911				$ 33,966